Equity - Schedule of Company Share Purchase Warrants Outstanding (Details) - Warrants [member]	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	32,900,000
Termination | shares	(14,000,000)
Number of warrants outstanding, Balance	18,900,000
Fair value at issue date	$ 24,379,389
Fair value charged for current year	$ 1,680,038,000,000
October 29, 2031 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	3,500,000
Termination | shares	(3,500,000)
Number of warrants outstanding, Balance
Fair value at issue date	$ 4,515,601
Fair value charged for current year
Exercise price | $ / shares	$ 1
Weighted average remaining life
October 29, 2031 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	3,500,000
Termination | shares	(3,500,000)
Number of warrants outstanding, Balance
Fair value at issue date	$ 4,229,191
Fair value charged for current year
Exercise price | $ / shares	$ 1.5
Weighted average remaining life
October 29, 2031 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	7,000,000
Termination | shares	(7,000,000)
Number of warrants outstanding, Balance
Fair value at issue date	$ 7,500,124
Fair value charged for current year	$ 1,323,807,000,000
Exercise price | $ / shares	$ 2.5
Weighted average remaining life
October 27, 2026 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,800,000
Termination | shares
Number of warrants outstanding, Balance	1,800,000
Fair value at issue date	$ 1,353,304
Fair value charged for current year
Exercise price | $ / shares	$ 1.5
Weighted average remaining life	2 years
October 29, 2026 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	2,000,000
Termination | shares
Number of warrants outstanding, Balance	2,000,000
Fair value at issue date	$ 1,417,766
Fair value charged for current year
Exercise price | $ / shares	$ 1.5
Weighted average remaining life	2 years
May 10, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	200,000
Termination | shares
Number of warrants outstanding, Balance	200,000
Fair value at issue date	$ 84,000
Fair value charged for current year
Exercise price | $ / shares	$ 1.5
Weighted average remaining life	3 years
May 26, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	500,000
Termination | shares
Number of warrants outstanding, Balance	500,000
Fair value at issue date	$ 238,000
Fair value charged for current year
Exercise price | $ / shares	$ 1.5
Weighted average remaining life	3 years
July 22, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	440,000
Termination | shares
Number of warrants outstanding, Balance	440,000
Fair value at issue date	$ 163,000
Fair value charged for current year	$ 7,555,000,000
Exercise price | $ / shares	$ 1
Weighted average remaining life	3 years
July 25, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	3,780,000
Termination | shares
Number of warrants outstanding, Balance	3,780,000
Fair value at issue date	$ 1,405,000
Fair value charged for current year	$ 65,398,000,000
Exercise price | $ / shares	$ 1
Weighted average remaining life	3 years
July 26, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	400,000
Termination | shares
Number of warrants outstanding, Balance	400,000
Fair value at issue date	$ 146,000
Fair value charged for current year	$ 6,806,000,000
Exercise price | $ / shares	$ 1
Weighted average remaining life	3 years
July 27, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,000,000
Termination | shares
Number of warrants outstanding, Balance	1,000,000
Fair value at issue date	$ 379,000
Fair value charged for current year	$ 17,691,000,000
Exercise price | $ / shares	$ 1
Weighted average remaining life	3 years
July 28, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	980,000
Termination | shares
Number of warrants outstanding, Balance	980,000
Fair value at issue date	$ 376,000
Fair value charged for current year	$ 17,575,000,000
Exercise price | $ / shares	$ 1
Weighted average remaining life	3 years
November 28, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,125,000
Termination | shares
Number of warrants outstanding, Balance	1,125,000
Fair value at issue date	$ 264,000
Fair value charged for current year
Exercise price | $ / shares	$ 1
Weighted average remaining life	3 years
November 28, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,125,000
Termination | shares
Number of warrants outstanding, Balance	1,125,000
Fair value at issue date	$ 274,000
Fair value charged for current year
Exercise price | $ / shares	$ 1
Weighted average remaining life	3 years
November 28, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,125,000
Termination | shares
Number of warrants outstanding, Balance	1,125,000
Fair value at issue date	$ 289,000
Fair value charged for current year	$ 29,695,000,000
Exercise price | $ / shares	$ 1
Weighted average remaining life	3 years
November 28, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,125,000
Termination | shares
Number of warrants outstanding, Balance	1,125,000
Fair value at issue date	$ 303,000
Fair value charged for current year	$ 100,032,000,000
Exercise price | $ / shares	$ 1
Weighted average remaining life	3 years
November 28, 2032 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	750,000
Termination | shares
Number of warrants outstanding, Balance	750,000
Fair value at issue date	$ 263,000
Fair value charged for current year
Exercise price | $ / shares	$ 1.5
Weighted average remaining life	8 years
November 28, 2032 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	250,000
Termination | shares
Number of warrants outstanding, Balance	250,000
Fair value at issue date	$ 89,000
Fair value charged for current year
Exercise price | $ / shares	$ 1.5
Weighted average remaining life	8 years
November 28, 2032 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	500,000
Termination | shares
Number of warrants outstanding, Balance	500,000
Fair value at issue date	$ 165,000
Fair value charged for current year
Exercise price | $ / shares	$ 2.5
Weighted average remaining life	8 years
November 28, 2032 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	500,000
Termination | shares
Number of warrants outstanding, Balance	500,000
Fair value at issue date	$ 169,000
Fair value charged for current year	$ 17,365,000,000
Exercise price | $ / shares	$ 2.5
Weighted average remaining life	8 years
November 28, 2032 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	250,000
Termination | shares
Number of warrants outstanding, Balance	250,000
Fair value at issue date	$ 87,000
Fair value charged for current year	$ 8,939,000,000
Exercise price | $ / shares	$ 6
Weighted average remaining life	8 years
November 28, 2032 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	750,000
Termination | shares
Number of warrants outstanding, Balance	750,000
Fair value at issue date	$ 258,000
Fair value charged for current year	$ 85,175,000,000
Exercise price | $ / shares	$ 6
Weighted average remaining life	8 years
December 23, 2028 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	300,000
Termination | shares
Number of warrants outstanding, Balance	300,000
Fair value at issue date	$ 411,403
Fair value charged for current year
Exercise price | $ / shares	$ 1
Weighted average remaining life	3 years